Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

	December 31, 2020	December 31, 2019
Current
Concentrate	$48,504	$26,801
Ore stockpiles	44,846	45,713
Provision against carrying value of ore stockpiles	—	(908)
Materials and supplies	180,038	179,795
Provision against carrying value of materials and supplies	(75,426)	(75,682)
	$197,962	$175,719
Non-current
Ore stockpiles	$37,557	$30,640
Provision against carrying value of ore stockpiles	—	(1,655)
	$37,557	$28,985